Earnings per Share - Additional Information (Detail) $ / shares in Units, $ in Millions	Dec. 31, 2020 USD ($) $ / shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Stock price | $ / shares	$ 37.12
Senior Unsecured Convertible Bonds [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Debt instrument principal amount	$ 750
Expected excess amount over principal upon conversion	$ 605